Other Accrued Expenses - Schedule of Other Accrued Expenses (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Payables And Accruals [Abstract]
Accrued property taxes	$ 2,113	$ 1,974
Accrued interest	2,636	3,877
Note payable		3,000
Self-insurance reserve	7,800	7,800
Other	2,715	2,699
Total other accrued expenses	$ 15,264	$ 19,350